INTANGIBLE ASSETS (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (93,000)	$ 70,049	$ (70,000)	$ 0
Total intangible assets net	1,338,000	611,094	611,000	532,143
License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net	1,431,000		681,000
Power 3 Medical License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net		430,252		484,643
Memory Dx LymPro License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net		145,940		47,500
University of Massachusetts License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net		$ 34,902		$ 0